INCOME TAXES	12 Months Ended
Dec. 31, 2015
QPAGOS Corporation - Parent Company [Member]
INCOME TAXES
12	INCOME TAXES

The provision for income taxes consists of the following:

	Year ended December 31, 2015	Year ended December 31, 2014

Current
Federal	$-	$-
State	-	-
Foreign	-	-
	$-	$-

Deferred
Federal	$-	$-
State	-	-
Foreign	-	-
	$-	$-

A reconciliation of the U.S. Federal statutory income tax to the effective income tax is as follows:

	Year ended December 31, 2015	Year ended December 31, 2014

Tax expense at the federal statutory rate	$(1,070,844)	$(522,457)
State tax expense, net of federal tax effect	-	-
Effect of foreign operations	87,694	69,514
Permanent timing differences	62,082	35,858
Deferred income tax asset valuation allowance	921,068	417,085
	$-	$-

Significant components of the Company’s deferred income tax assets are as follows:

	December 31, 2015	December 31, 2014
Depreciation and amortization	$(74,219)	$3
Other	(26,989)	-
Net operating losses	1,022,276	417,082
Valuation allowance	(921,068)	(417,085)
Net deferred income tax assets	$-	$-

The valuation allowance for deferred income tax assets as of December 31, 2015 and December 31, 2014 was $921,068 and $417,085, respectively. The net change in the deferred income tax assets valuation allowance was an increase of $503,983 for 2015 and a decrease of $452,029 for 2014, respectively.

As of December 31, 2015, the prior three years remain open for examination by the federal or state regulatory agencies for purposes of an audit for tax purposes.

The Company’s net operating loss carry-forwards of $7,488,342 begin to expire in 2023 through 2035. In assessing the realizability of deferred income tax assets, management considers whether or not it is more likely than not that some portion or all deferred income tax assets will be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the projected future taxable income and tax planning strategies in making this assessment.

The Company’s ability to utilize the operating loss carry-forwards may be subject to an annual limitation in future periods pursuant to Section 382 of the Internal Revenue Code of 1986, as amended, if future changes in ownership occur.